Average Annual Total Returns (Vanguard Morgan Growth Fund Retail)	Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014	Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Admiral Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell 3000 Growth Index Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell 3000 Growth Index Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.95%	11.13%	7.88%	8.27%	12.44%	12.44%
Five Years	14.76%	14.93%	13.80%	11.82%	15.89%	15.89%
Ten Years	7.90%	8.07%	7.18%	6.36%	8.50%	8.50%